REVENUES	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 8. REVENUES

Net sales include products and shipping and handling charges, net returns. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. All revenue is recognized when or as the Company satisfies its performance obligations under the contract. The Company recognizes revenue by transferring control of the promised products to the customer, which primarily occurs when products are shipped to the customer. The Company recognizes revenue for shipping and handling charges at the time the products are shipped to the customer. The Company estimates product returns based on historical return rates. All of the Company’s contracts have a single performance obligation and are short-term in nature. Sales taxes and value added taxes in foreign jurisdictions that are collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from net sales. The Company recognizes revenue from the sale of pharmaceutical products directly to customers and is recognized at an amount that reflects the consideration expected to be received in exchange for such products.

The customer order evidenced by invoices issued is considered to be the contract with the customers. At contract inception, an assessment of the products and services promised in the contracts with customers is performed and a performance obligation is identified for each distinct promise to transfer a product to the customer. To identify the performance obligations, the Company considers the products promised per the invoice regardless of whether they are explicitly stated or are implied by customary business practices.

The performance obligation is considered to be fulfilled upon the shipment of the products. At each reporting period, any invoiced sales that have not yet shipped is recorded as deferred revenue. As September 30, 2025, there was no deferred revenue.

The following tables represent net sales disaggregated by revenue source:

	Three Months ended September 30, 2025	Nine months ended September 30, 2025

Nutraceutical products	$1,941	$1,941
Total revenues	$1,941	$1,941

The following tables represent net sales disaggregated by geography, based on the customers’ billing addresses.

	Three Months ended September 30, 2025	Nine months ended September 30, 2025

USA	$1,901	$1,901
Canada	40	40
Total revenues	$1,941	$1,941